Note 24 - Subsequent Event	12 Months Ended
Mar. 31, 2018
Statement Line Items [Line Items]
Disclosure of events after reporting period [text block]
24.	Subsequent event

On
May 9, 2018,
the Company announced the closing of a Canadian public offering of Units of the Company at a price of
CA$1.05
per Unit for aggregate gross proceeds of approximately
CA$10
million generating net proceeds of approximately
CA$8.7
million. The Company issued
9,530,000
Units. Each Unit is comprised of
one
common share and
one
common share purchase warrant of the Company, exercisable at any time prior to
May 9, 2023
at an exercise price of
CA$1.31
per common share.

On
May 14, 2018,
the Company announced the full exercise of the over-allotment option for additional gross proceeds of approximately
$1.5
million generating net proceeds to the Company of approximately
CA$1.3
million. Pursuant to the over-allotment option, the Company issued an additional aggregate of
1,429,500
Units at the
CA$1.05
offering price. Each Unit is also comprised of
one
common share and
one
common share purchase warrant of the Company exercisable at any time prior to
May 9, 2023
at an exercise price of
CA$1.31
per Common Share.

As consideration of services rendered by the Underwriter in connection with this offering and its over-allotment exercise, the Company paid the Underwriter a cash commission equal to
7%
of the gross proceeds raised under the offering and granted the Underwriter non-transferable broker warrants equal to
5%
at an exercise price equal to the
CA$1.05
offering price. A Total of
547,975
broker warrants were issued to the Underwriters to purchase up to
547,975
common share of the Corporation at an exercise price of
CA$1.05.
476,500
broker warrants will expire on
May 9, 2023
and
71,475
will expire on
May 14, 2023.